Related parties	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related parties	Related parties
a.Key management compensation
The amounts paid to directors and officers for their roles as executives in 2023, 2022 and 2021 included in “Personnel expenses” are shown below:

	2023	2022	2021

Key management compensation	(6,971)	(5,705)	(2,784)
Additionally, for the year ended December 31, 2023 the Company has accrued US$ 8.1 million (2022: US$ 7.4 million) as bonuses payable to key management, which is included in "Personnel expenses". Bonuses payable to key management will be settled by way of equity compensation issued as Class A common shares.
b.Officers' Fund

	2023	2022

Personnel current liabilities	—	912
Personnel non-current liabilities	—	350
	—	1,262
The Officers’ Fund Plan was administered by the Company through a limited liability entity (the “Officers’ Fund”) and is registered as an administered fund under the laws of the Cayman Islands.
Certain employees that were offered the opportunity to participate are entitled to a cash benefit that is calculated by management based on defined financial metrics of the Group (e.g., DE – Distributable Earnings) with certain vesting conditions and financial hurdles. Each grant benefit is subject to graded vesting periods of 2 to 4 years and entitles employees to a cash benefit. Upon vesting, the benefits are redeemable yearly at the option of the holder or mandatorily redeemed after two years. Should the employee cease to be eligible for the cash benefit (e.g., as a result of leaving the Group), all unvested benefits are paid based on the amount that was originally contributed to the Officers’ Fund.
For the year ended December 31, 2023, the Group has accrued and paid US$ 0.3 (December 31, 2022: US$ 1.7 million) No further quotas in the Officers’ Fund were granted since the IPO on January 21, 2021. As of December 31, 2023, the Officers’ Fund Plan was settled.
c.Long-term investments
2023
As described in notes 12(b), the Group purchased shares on behalf of PBPE General Partner V, Ltd.’s investment fund Private Equity Fund V (PE V) in Lavoro Agro Limited (“Lavoro”) for approximately $8.2 million. Lavoro was a private equity investment of PE V prior to going public and entering into a business combination (closed February 28, 2023) with an independent SPAC entity, formerly known as TPB Acquisition Corporation I.
2022
In August 2022, the Group concluded the sale of a long-term investment held in Patria Crédito Estruturado Fundo de Investimento em Direitos Creditorios to Patria Holdings Limited, a shareholder of the Company, for a value of US$ 5.2 million and a realized gain of US$ 0.8 million. The sale was concluded at a value reflecting the fair market value of the investment and consistent with values that would have been realized through an arm’s length transaction.
d.Carried interest allocation
As described in note 22(b),up to 35% of the performance fee receivable from certain of the Group's investment funds are payable to the Group's employees.
e.Share based incentive plan
As described in note 28(d), the Company has share based incentive plans to provide long-term incentives to certain employees, directors, and other eligible participants in exchange for their services.
f.Strategic Bonus
As described in note 15(b), the Group accrues for a Strategic Bonus in Chile that employees receive in exchange terms of service. The Strategic Bonus payable for a key management participant was US$ 152 as of December 31, 2023 (December 31, 2022: US$ nil) of which US$ 109 was accrued for the year ended December 31, 2023 (US$ 12 for the year ended December 31, 2022) and included under personnel expenses.
g.Lease commitments
Note 20(a) details lease payments made for various office premises, a portion of which were paid by Moneda to its related party entity that was excluded from the Moneda acquisition. As a result, a lease contract was entered into by MAM I and MCB in 2021 and MAGF in 2022 with their related party entity Moneda III SpA (beneficially owned by Moneda’s former partners).

Related party lease - Santiago	2023	2022

Lease liabilities (current)	520	502
Lease liabilities (non-current)	2,604	3,078

Related party lease - Santiago	2023	2022

Principal paid	538	425
Depreciation of right-of-use assets	551	481
Interest on lease liabilities	79	73
h.SPAC
Refer to notes 5(o) and 20(d) for related party transaction with the SPAC